Financial assets and liabilities - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities
Loan notes	$ 3,231	$ 2,690
Other borrowings	361	197
Net borrowings	3,592	2,887
Cash, cash equivalents and restricted cash	(555)	(463)	$ (257)	$ (284)
Net debt	3,037	2,424	$ 2,578
Non-current borrowings	3,524	2,831
Current borrowings	$ 68	$ 56